Financial Risk (Details 12) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans at amortized cost
Financial Risk
Loans, net	$ 4,911,397	$ 5,892,997
Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	639,264	609,054
Argentina | Loans at amortized cost
Financial Risk
Loans, net	130,944	226,481
Belgium | Loans at amortized cost
Financial Risk
Loans, net	9,807	13,742
Bolivia | Loans at amortized cost
Financial Risk
Loans, net	12,000	7,000
Bolivia | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	2,800	400
Brazil | Loans at amortized cost
Financial Risk
Loans, net	971,652	1,015,316
Brazil | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	50,000	50,000
Canada | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net		657
Chile | Loans at amortized cost
Financial Risk
Loans, net	533,945	683,132
Chile | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	7,911	8
Colombia | Loans at amortized cost
Financial Risk
Loans, net	714,258	906,092
Colombia | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	50,333	50,610
Costa Rica | Loans at amortized cost
Financial Risk
Loans, net	146,200	220,380
Costa Rica | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	56,876	59,161
Dominican Republic | Loans at amortized cost
Financial Risk
Loans, net	202,433	289,853
Dominican Republic | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	16,500	16,500
Ecuador | Loans at amortized cost
Financial Risk
Loans, net	45,511	174,267
Ecuador | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	165,275	252,391
El Salvador | Loans at amortized cost
Financial Risk
Loans, net	40,000	54,233
El Salvador | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	1,087	5,555
France | Loans at amortized cost
Financial Risk
Loans, net	150,810	152,530
France | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	84,862	47,906
Germany | Loans at amortized cost
Financial Risk
Loans, net		34,613
Guatemala | Loans at amortized cost
Financial Risk
Loans, net	281,485	278,557
Guatemala | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	43,845	44,200
Honduras | Loans at amortized cost
Financial Risk
Loans, net	10,199	128,937
Honduras | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	345	300
Hong Kong | Loans at amortized cost
Financial Risk
Loans, net	1,800	10,400
Jamaica | Loans at amortized cost
Financial Risk
Loans, net	23,274	38,312
Luxembourg | Loans at amortized cost
Financial Risk
Loans, net	50,000	59,813
Mexico | Loans at amortized cost
Financial Risk
Loans, net	607,099	754,465
Mexico | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	4,995	27,377
Panama | Loans at amortized cost
Financial Risk
Loans, net	241,097	268,356
Panama | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	61,435	25,304
Paraguay | Loans at amortized cost
Financial Risk
Loans, net	100,816	127,970
Paraguay | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	11,800	10,652
Peru | Loans at amortized cost
Financial Risk
Loans, net	272,752	150,301
Peru | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	47,245	8,033
Singapore | Loans at amortized cost
Financial Risk
Loans, net	75,095	90,955
Switzerland | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net		10,000
Trinidad and Tobago | Loans at amortized cost
Financial Risk
Loans, net	165,995	181,676
United State of America | Loans at amortized cost
Financial Risk
Loans, net	113,816	25,000
United Kingdom | Loans at amortized cost
Financial Risk
Loans, net	10,409
Uruguay | Loans at amortized cost
Financial Risk
Loans, net		619
Uruguay | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	33,955
1-4 | Loans at amortized cost
Financial Risk
Loans, net	2,582,794	2,928,401
1-4 | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	247,425	167,241
5-6 | Loans at amortized cost
Financial Risk
Loans, net	2,096,138	2,415,323
5-6 | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	237,807	183,568
7-8 | Loans at amortized cost
Financial Risk
Loans, net	232,465	487,428
7-8 | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	154,032	258,245
10 | Loans at amortized cost
Financial Risk
Loans, net		61,845
Securities at amortized cost
Financial Risk
Loans, net	164,074	74,547
Securities at amortized cost | Brazil
Financial Risk
Loans, net	41,128	1,500
Securities at amortized cost | Chile
Financial Risk
Loans, net	11,992
Securities at amortized cost | Colombia
Financial Risk
Loans, net	29,998	15,338
Securities at amortized cost | Mexico
Financial Risk
Loans, net	43,910	21,505
Securities at amortized cost | Panama
Financial Risk
Loans, net	10,399	36,204
Securities at amortized cost | Peru
Financial Risk
Loans, net	26,647
Securities at amortized cost | 1-4
Financial Risk
Loans, net	108,505	73,047
Securities at amortized cost | 5-6
Financial Risk
Loans, net	55,569	1,500
Securities at FVOCI
Financial Risk
Loans, net	231,348	5,094
Securities at FVOCI | Chile
Financial Risk
Loans, net	28,972	5,094
Securities at FVOCI | United State of America
Financial Risk
Loans, net	89,794
Securities at FVOCI | Multinational
Financial Risk
Loans, net	112,582
Securities at FVOCI | 1-4
Financial Risk
Loans, net	231,348	5,094
Cost [member] | Loans at amortized cost
Financial Risk
Loans, net	4,911,397	5,892,997
Cost [member] | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	74,366	115,682
Cost [member] | Securities at amortized cost
Financial Risk
Loans, net	164,074	74,547
Cost [member] | Securities at FVOCI | Customers' liabilities under acceptances
Financial Risk
Loans, net	231,348	5,094
Amount Committed or Guaranteed | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	$ 564,898	$ 493,372